PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2018	2017

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,104	$1,719
Investment in subsidiary bank	31,788	31,232
Other assets	178	99

TOTAL ASSETS	$34,070	$33,050

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$53	$7
Stockholders’ equity	34,017	33,043

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$34,070	$33,050

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2018	2017	2016

	(Dollars in Thousands)
INCOME
Interest on loans	$94	$55	$48
Interest on investment and mortgage-backed securities	—	—	3
Dividend from subsidiary	1,600	1,300	1,200
Interest-earning deposits with subsidiary bank	2	2	1

Total income	1,696	1,357	1,252

OTHER OPERATING EXPENSE	127	121	125

Income before equity in undistributed earnings of subsidiary	1,569	1,236	1,127
Equity in undistributed earnings of subsidiary	540	344	170

Income before income taxes	2,109	1,580	1,297
Income tax benefit	(16)	(57)	(28)

NET INCOME	$2,125	$1,637	$1,325

Condensed Statement of Cash Flows
	Year Ended June 30,
	2018	2017	2016

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$2,125	$1,637	$1,325
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(540)	(344)	(170)
Amortization of unallocated ESOP shares	177	221	52
Other, net	(34)	(11)	(1)

Net cash provided by operating activities	1,728	1,503	1,206

INVESTING ACTIVITIES
Available for sale:
Purchases of investments	—	—	(1,998)
Proceeds from repayments of investments	—	—	2,000

Net cash provided by investing activities	—	—	2

FINANCING ACTIVITIES
Cash dividends paid	(689)	(482)	(489)
Purchase of treasury stock	(622)	(359)	(19)
Increase in unallocated ESOP shares	(32)	(1,104)	(47)

Net cash used for financing activities	(1,343)	(1,945)	(555)

Increase (decrease) in cash and cash equivalents	385	(442)	653
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	1,719	2,161	1,508

CASH AND CASH EQUIVALENTS END OF YEAR	$2,104	$1,719	$2,161